Summary of significant accounting policies (Property Lease and Management) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 5,525	$ 1,580	$ 51
Transferred over Time [Member]
Revenues	5,517	1,570
Transferred at Point in Time [Member]
Revenues	$ 8	$ 10	$ 51